LONGTERM DEBT (Details 1)	Dec. 28, 2025 USD ($)
LONG TERM DEBT
1/3/27	$ 191,531
1/2/28	198,207
12/31/28	205,270
12/30/29	212,507
12/29/30	219,007
Thereafter	1,107,836
Total	$ 2,134,358